Document and Entity Information	0 Months Ended
May 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 01, 2012
Registrant Name	Northern Lights Variable Trust
Central Index Key	0001352621
Amendment Flag	false
Document Creation Date	May 01, 2012
Document Effective Date	May 01, 2012
Prospectus Date	May 01, 2012